SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates:
a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Financial statements in U.S. dollars:
b.	Financial statements in U.S. dollars:

The functional currency of the Company is the U.S. dollar, as the Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company and Compugen Inc. have operated and expect to continue to operate in the foreseeable future. The majority of the Company's revenues and 2013 financing transactions were made outside Israel in U.S. dollars. The majority of the Company operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Transactions and balances denominated in U.S. dollars are presented at their original amounts. Monetary accounts denominated in currencies other than the dollar are re-measured into dollars in accordance with ASC No. 830, "Foreign Currency Matters". All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the consolidated statement of loss as financial income or expenses, as appropriate.

Basis of consolidation:
c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and Compugen Inc. intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents:
d.	Cash and cash equivalents:

The Company and Compugen Inc. consider all highly liquid investments that are convertible to cash with original maturities of three months or less at their acquisition date as cash equivalents.

Restricted cash:
e.	Restricted cash:

Restricted cash is an interest bearing saving account which is used as a security for the Company's Israeli facilities leasehold bank guarantee and credit card security for its U.S. subsidiary.

Short-term bank deposits:
f.	Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

Bank deposits in U.S. dollars for the years ended December 31, 2013 and 2012 bear an annual average interest rate of 0.63% and 1.32%, respectively.

Bank deposits in NIS for the years ended December 31, 2013 and 2012 bear an annual average interest rate of 0% and 2.40%, respectively.

Marketable securities:
g.	Marketable securities:

The Company accounts for its investment in Evogene in accordance with ASC No. 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities which are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income (loss), net" and are derived using the specific identification method for determining the cost of securities.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities and is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.

The Company periodically reviews its marketable securities for impairment. If the Company concludes that any of these investments are impaired, the Company determines whether such impairment is "other-than-temporary" as defined under ASC 320-10-35. On April 1, 2009, the Company adopted a new guidance, ASC 320-10-65-1, "Recognition and Presentation of Other-Than-Temporary Impairments", that changed the impairment and presentation model for debt securities. Under the amended impairment model, an other-than-temporary impairment loss is recognized in earnings if the entity has the intent to sell the debt security, or if it is more likely than not that it will be required to sell the debt security before recovery of its amortized cost basis. However, if an entity does not expect to sell a debt security, it still needs to evaluate expected cash flows to be received and determines if a credit loss exists. In the event of a credit loss, only the amount of impairment associated with the credit loss is recognized currently in earnings. During 2013, 2012 and 2011, no other-than-temporary impairment was recorded.

As of December 31, 2013, the Company holds 232,292 shares representing less than 1% of Evogene outstanding Ordinary shares.

Non-current prepaid expenses:
h.	Non-current prepaid expenses:

Non-current prepaid expenses consist of non-current lease deposits as security for the Compugen Inc.'s facility lease, motor vehicles leases and non-refundable payments for research and developments services (see also Note 8d).

Property and equipment, net:
i.	Property and equipment, net:

Property and equipment are stated at cost, net of related investment grants and accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

Impairment of long-lived assets:
j.	Impairment of long-lived assets:

The long-lived assets of the Company and Compugen Inc. are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2013, 2012 and 2011, no impairment losses have been identified.

Revenue recognition:
k.	Revenue recognition:

The Company generates revenue mainly from its Research and Development Collaboration and License Agreement.

The Company recognizes revenue in accordance with ASC 605-25, "Multiple-Element Arrangements" pursuant to which each required deliverable is evaluated to determine whether it qualifies as a separate unit of accounting based on whether the deliverable has "stand-alone value" to Bayer. The arrangement's consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable which is not contingent based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available.

Under the related Agreement as referred to under Note 1f, the Company considered the novel product candidates license and the related research and development services as single unit of accounting since the license has no value to Bayer on a stand-alone basis. As a consequence, an amount of $ 6,711 out of  the Agreement  non-refundable upfront payment has been deferred and is being recognized based on the proportionate performance of research and development services under the Agreement will be performed, in accordance with ASC 605-10, "Revenue Recognition" (See also Note 12).

Contingent payments related to milestones achievement and royalties will be recognized immediately upon the accomplishment of futures events, in accordance with ASC 605-28.

Furthermore, the Company also generated revenue from research and development services for another client. The related revenue is being recognized according to the proportional performance method (See also Note 15).

Research and development expenses, net:
l.	Research and development expenses, net:

Research and development expenses are charged to the statement of comprehensive loss as incurred.

Royalty and non-royalty bearing grants from the Office of the Chief Scientist of the Israel Ministry of Industry, Trade & Labor ("OCS") and the Bi-national Industrial Research ("BIRD") for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses in the consolidated statements of comprehensive loss.

The Research and Development component are recognized at the time the Company received the payments under research and development arrangement, which calculated as residual between the payments received and the embedded derivatives, are amortized over the period in which the development is being provided in connection with the relevant designated product candidates. Such component is deducted from research and development expenses in the consolidated statements of comprehensive loss (see also Note 7b).

Serverance pay:
m.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date , and is in large part covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies The value of these policies is recorded as an asset in the Company's balance sheet.

Pursuant to Section 14 of the Israeli Severance Pay Law , certain of the Company's liabilities for employee rights upon retirement are covered by regular contributions to defined contribution plans so that upon termination of employment of the relevant employees, the Company is only required to release the payments made by the Company to such funds on account of severance and by doing so are deemed to have complied with all of the Company's severance payment obligations relating to the service of applicable employees with respect to the period during which the provisions of such section apply.

Severance expenses for the years ended December 31, 2013, 2012 and 2011 amounted to approximately $ 294, $ 252 and $ 257, respectively.

Stock-based compensation:
n.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", ("ASC 718"), which requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model (except as mentioned in Note 9f) as the most appropriate fair value method for the majority of its share-options awards and values share based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected share price volatility and the expected option term. Expected volatility was calculated based on actual historical share price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505") with respect to options and warrants issued to non-employees which requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Concentration of credit risks:
o.	Concentration of credit risks:

Financial instruments that potentially subject the Company and Compugen Inc. to concentration of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities and non-current lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Net loss per share:
p.	Net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding share options, warrants and shares under the exchange option under the second research and development funding arrangement, as amended (see also Note 8) have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. As of December 31, 2013, 2012 and 2011 the total weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share was 6,271,819, 6,170,554 and 5,722,251, respectively. The total weighted average number of shares related to warrants under the research and development funding arrangements excluded from the calculations of diluted net loss per share was 500,000 for the years ended December 31, 2013, 2012 and 2011. As of December 31, 2013 and 2012 the total weighted average number of shares related to the exchange option under the amended research and development funding arrangement excluded from the calculations of diluted net loss per share was 2,157,293, and 613,350, respectively.

Income taxes:
q.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes", ("ASC 740") which prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. As of December 31, 2013 and 2012, a full valuation allowance was provided by the Company.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. As of December 31, 2013 and 2012 no liability for unrecognized tax benefits was recorded as a result of ASC 740.

Fair value of financial instruments:
r.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820"), pursuant to which fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -
Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The carrying amounts of cash and cash equivalents, restricted cash, short-term bank deposits, other accounts receivable, trade payables, and other accounts payable and accrued payables approximate their fair values due to the short-term maturities of such instruments.

The Company measures its investment in Evogene, embedded derivatives with respect to research and development funding arrangements and the liability with respect to outstanding options to non-employee at fair value (see also Note 11).

Derivatives instruments:
s.	Derivative instruments:

As of the balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of loss and included in financial income (loss), net.

In the year ended December 31, 2013 and 2012, the Company did not record net gain or loss from derivatives transactions compared with net gain in the year ended December 31, 2011 in the amount of $ 134.

Investments in affiliates:
t.	Investment in affiliates:

The Company accounts for its investment in affiliated companies under the equity method in accordance with ASC 323, "Investments-Equity Method".For the purpose of these financial statements, an affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.

Comprehensive income:
u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC topic 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders.

Reclassification:
v.	Reclassification:

Certain amounts in prior years consolidated balance sheets and consolidated statements of comprehensive loss have been reclassified to conform to the current year presentation. In 2011, the fair value of liability with respect to outstanding options to a non-employee related to Research and Development funding arrangement was presented as a current liability while in 2012 it was decided to reclassify it and present it as a non-current liability. In addition, in 2011, gain from sales of marketable securities was presented other income, net which was reclassified and presented as financial income (loss), net in the same year.